Share-Based Compensation (Details 2) (Stock Option Awards, USD $)	12 Months Ended
Dec. 02, 2012
1998 Plan
Shares Subject to Options
Outstanding at the beginning of the period (in shares)	1,508,275
Exercised (in shares)	(72,248)
Forfeited (in shares)	(10,999)
Outstanding at the end of the period (in shares)	1,425,028
Weighted Average Exercise Price per Share
Outstanding at the beginning of the period (in dollars per share)	$ 0.99
Exercised (in dollars per share)	$ 0.36
Forfeited (in dollars per share)	$ 2.57
Outstanding at the end of the period (in dollars per share)	$ 1.01
Additional disclosure of options
Options outstanding, weighted average remaining contractual term	1 year 3 months 18 days
Options outstanding, aggregate intrinsic value of in-the-money options at the end of the period (in thousands)	$ 1,713,000
2004 Plan
Unrecognized compensation expense
Unrecognized compensation expense	200,000
Weighted average period of recognition	1 year 1 month 6 days
Shares Subject to Options
Outstanding at the beginning of the period (in shares)	5,394,364
Exercised (in shares)	(47,700)
Forfeited (in shares)	(115,684)
Outstanding at the end of the period (in shares)	5,230,980
Weighted Average Exercise Price per Share
Outstanding at the beginning of the period (in dollars per share)	$ 5.43
Exercised (in dollars per share)	$ 1.64
Forfeited (in dollars per share)	$ 5.54
Outstanding at the end of the period (in dollars per share)	$ 5.46
Additional disclosure of options
Options outstanding, weighted average remaining contractual term	2 years 6 months
Options outstanding, aggregate intrinsic value of in-the-money options at the end of the period (in thousands)	759,000
Exercisable at the end of the period (in shares)	4,944,520
Options exercisable, weighted average remaining contractual term (in years)	2 years 7 months 6 days
Options exercisable, aggregate intrinsic value of in-the-money options (in thousands)	$ 759,000